Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information
Total assets	SFr 819,861	SFr 820,805
Americas
Segment Reporting Information
Total assets	333,185	355,542
Asia Pacific
Segment Reporting Information
Total assets	81,686	81,659
EMEA
Segment Reporting Information
Total assets	156,494	162,232
Switzerland
Segment Reporting Information
Total assets	248,496	221,372
Swiss Universal Bank
Segment Reporting Information
Total assets	228,363	220,359
International Wealth Management
Segment Reporting Information
Total assets	91,083	96,085
Asia Pacific
Segment Reporting Information
Total assets	97,221	85,929
Global Markets
Segment Reporting Information
Total assets	239,700	234,276
Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,784	18,712
Corporate Center
Segment Reporting Information
Total assets	62,413	64,621
Strategic Resolution Unit
Segment Reporting Information
Total assets	80,297	100,823
Bank
Segment Reporting Information
Total assets	802,322	803,931
Total assets of non-consolidated affiliate entities	27,140	27,600
Bank | Americas
Segment Reporting Information
Total assets	333,115	355,481
Bank | Asia Pacific
Segment Reporting Information
Total assets	81,681	81,642
Bank | EMEA
Segment Reporting Information
Total assets	156,484	162,093
Bank | Switzerland
Segment Reporting Information
Total assets	231,042	204,715
Bank | Adjustments
Segment Reporting Information
Total assets	44,874	47,747
Bank | Swiss Universal Bank
Segment Reporting Information
Total assets	228,363	220,359
Bank | International Wealth Management
Segment Reporting Information
Total assets	91,083	96,085
Bank | Asia Pacific
Segment Reporting Information
Total assets	97,221	85,929
Bank | Global Markets
Segment Reporting Information
Total assets	239,700	234,276
Bank | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,784	18,712
Bank | Strategic Resolution Unit
Segment Reporting Information
Total assets	SFr 80,297	SFr 100,823